CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Common stock, shares authorized	400,000,000	400,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares issued	71,128,456	71,128,456
Preferred stock, shares issued	9,891,800	2,027,095